Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%
	Communication Services - 3.2%
337,930	Activision Blizzard, Inc. (a)	$31,346,387
352,900	Alphabet, Inc. - Class A (a)	46,836,888
367,250	Alphabet, Inc. - Class C (a)	48,884,647
138,600	Comcast Corp. - Class A	6,273,036
55,200	Meta Platforms, Inc. - Class A (a)	17,586,720
300,000	Nintendo Co. Ltd. - JPY	13,601,378
263,900	Walt Disney Co. (The) (a)	23,458,071
		187,987,127

	Consumer Discretionary - 9.4%
423,200	Bath & Body Works, Inc.	15,683,792
353,200	Brinker International, Inc. (a)	13,873,696
25,700	Burlington Stores, Inc. (a)	4,564,834
269,000	Capri Holdings Ltd. (a)	9,928,790
505,800	CarMax, Inc. (a)	41,784,138
958,800	Carnival Corp. (a)	18,063,792
208,800	eBay, Inc.	9,293,688
217,800	Leslie's, Inc. (a)	1,387,386
4,052,700	Mattel, Inc. (a)	86,322,510
78,400	MGM Resorts International	3,980,368
1,140,000	Newell Brands, Inc.	12,722,400
856,700	Ross Stores, Inc.	98,212,088
184,550	Royal Caribbean Cruises Ltd. (a)	20,136,251
1,278,799	Sony Group Corp. - ADR	119,695,586
215,100	TJX Cos., Inc. (The)	18,612,603
227,533	Victoria's Secret & Co. (a)	4,662,151
501,339	Whirlpool Corp.	72,323,164
		551,247,237

	Consumer Staples - 1.5%
174,700	Altria Group, Inc.	7,934,874
285,000	BJ's Wholesale Club Holdings, Inc. (a)	18,898,350
190,300	Dollar Tree, Inc. (a)	29,368,999
88,500	Philip Morris International, Inc.	8,825,220
231,500	Sysco Corp.	17,665,765
149,000	Tyson Foods, Inc. - Class A	8,302,280
		90,995,488

	Energy - 2.8%
168,900	Cameco Corp.	5,938,524
210,100	EOG Resources, Inc.	27,844,553
336,300	Hess Corp.	51,026,799
171,100	Pioneer Natural Resources Co.	38,612,137
1,330,000	Southwestern Energy Co. (a)	8,618,400
233,600	TechnipFMC PLC (a)	4,284,224
922,800	Transocean Ltd. (a)	8,120,640
154,100	Valero Energy Corp.	19,865,031
		164,310,308

	Financials - 9.8%
1,169,700	Bank of America Corp.	37,430,400
90,000	Bank of New York Mellon Corp. (The)	4,082,400
1,113,050	Citigroup, Inc.	53,047,963
228,800	CME Group, Inc. - Class A	45,522,048
388,640	Discover Financial Services	41,020,952
10,790	Evercore, Inc. - Class A	1,457,298
70,900	Fidelity National Information Services, Inc.	4,280,942
388,300	JPMorgan Chase & Co.	61,335,868
240,000	KeyCorp	2,954,400
588,700	Northern Trust Corp.	47,166,644
110,550	PayPal Holdings, Inc. (a)	8,381,901
72,000	Progressive Corp. (The)	9,070,560
859,875	Raymond James Financial, Inc.	94,646,441
125,100	Visa, Inc. - Class A	29,740,023
2,950,208	Wells Fargo & Co.	136,181,601
21,440	WEX, Inc. (a)	4,059,664
		580,379,105

	Health Care - 26.2%
68,000	Abbott Laboratories	7,570,440
382,200	Agilent Technologies, Inc.	46,540,494
46,400	Alcon, Inc.	3,940,288
585,000	Amgen, Inc.	136,977,750
3,647,500	AstraZeneca PLC - ADR	261,525,750
579,280	Biogen, Inc. (a)	156,515,663
349,600	Boston Scientific Corp. (a)	18,126,760
1,571,300	Bristol-Myers Squibb Co.	97,719,147
198,590	CVS Health Corp.	14,832,687
3,369,341	Elanco Animal Health, Inc. (a)	40,667,946
1,015,473	Eli Lilly & Co.	461,583,252
659,880	GSK PLC - ADR	23,471,932
391,890	LivaNova PLC (a)	22,905,971
31,700	Medtronic PLC	2,781,992
71,500	Merck & Co., Inc.	7,625,475
530,950	Novartis AG - ADR	55,696,655
191,000	Revvity, Inc.	23,483,450
76,411	Roche Holding AG - CHF	23,710,586
86,450	Sanofi - ADR	4,613,836
127,000	Siemens Healthineers AG - EUR	7,375,635
20,800	Stryker Corp.	5,894,928
135,700	Thermo Fisher Scientific, Inc.	74,453,162
11,880	Waters Corp. (a)	3,281,375
294,100	Zimmer Biomet Holdings, Inc.	40,629,915
3,600	ZimVie, Inc. (a)	49,392
		1,541,974,481

	Industrials - 20.2%
2,400,300	AECOM	208,826,100
301,232	Airbus SE - EUR	44,375,001
54,050	Alaska Air Group, Inc. (a)	2,628,451
2,280,350	American Airlines Group, Inc. (a)	38,195,863
34,900	AMETEK, Inc.	5,535,140
384,362	Carrier Global Corp.	22,888,757
108,583	Caterpillar, Inc.	28,792,954
261,700	CSX Corp.	8,719,844
240,300	Curtiss-Wright Corp.	45,983,808
5,200	Deere & Co.	2,233,920
936,450	Delta Air Lines, Inc.	43,320,177
685,985	FedEx Corp.	185,181,651
72,200	General Dynamics Corp.	16,142,476
68,200	GXO Logistics, Inc. (a)	4,574,174
495,400	Jacobs Solutions, Inc.	62,128,114
275,000	JELD-WEN Holding, Inc. (a)	4,897,750
333,500	Kirby Corp. (a)	27,173,580
23,500	Knight-Swift Transportation Holdings, Inc.	1,427,625
23,300	L3Harris Technologies, Inc.	4,415,117
179,200	Matson, Inc.	16,748,032
77,800	Norfolk Southern Corp.	18,173,302
31,581	Otis Worldwide Corp.	2,872,608
17,390	Rockwell Automation, Inc.	5,848,083
11,462	RTX Corp.	1,007,854
304,600	RXO, Inc. (a)	6,716,430
14,700	Saia, Inc. (a)	6,220,158
944,956	Siemens AG - EUR	161,021,749
2,384,750	Southwest Airlines Co.	81,463,060
30,400	Union Pacific Corp.	7,053,408
1,329,940	United Airlines Holdings, Inc. (a)	72,229,041
198,600	United Parcel Service, Inc. - Class B	37,164,018
241,000	XPO, Inc. (a)	16,686,840
		1,190,645,085

	Information Technology - 21.7%
115,000	Adobe, Inc. (a)	62,809,550
196,520	Analog Devices, Inc.	39,211,636
565,350	Applied Materials, Inc.	85,701,406
468,600	Cisco Systems, Inc.	24,385,944
263,698	Corning, Inc.	8,949,910
5,030,499	Flex Ltd. (a)	137,634,453
3,797,050	Hewlett Packard Enterprise Co.	65,992,729
1,172,130	HP, Inc.	38,481,028
3,895,410	Intel Corp.	139,338,816
45,000	Jabil, Inc.	4,980,150
129,620	Keysight Technologies, Inc. (a)	20,879,190
309,650	KLA Corp.	159,144,618
4,843,930	L.M. Ericsson Telephone Co. - ADR	24,461,846
469,100	Microsoft Corp.	157,580,072
872,010	NetApp, Inc.	68,025,500
12,880	NVIDIA Corp.	6,018,695
810,700	Oracle Corp.	95,038,361
321,397	QUALCOMM, Inc.	42,479,041
57,800	Seagate Technology Holdings PLC	3,670,300
141,500	Teradyne, Inc.	15,981,010
424,850	Texas Instruments, Inc.	76,473,000
		1,277,237,255

	Materials - 2.2%
186,600	Albemarle Corp.	39,611,448
203,483	Corteva, Inc.	11,482,545
193,683	Dow, Inc.	10,937,279
208,684	DuPont de Nemours, Inc.	16,200,139
506,900	Freeport-McMoRan, Inc.	22,633,085
4,609,278	Glencore PLC - GBP	28,012,007
256,700	Tronox Holdings PLC	3,411,543
		132,288,046

	TOTAL COMMON STOCKS
	(Cost $2,744,255,768)	$5,717,064,132

Shares		Value
	SHORT-TERM INVESTMENTS - 3.0%
176,211,023	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.13% (b)	$176,211,023
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $176,211,023)	176,211,023
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,920,466,791) - 100.0%	5,893,275,155
	Liabilities in Excess of Other Assets - (0.0)%	(433,302)
	TOTAL NET ASSETS - 100.0%	$5,892,841,853

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$5,717,064,132	$-	$-	$5,717,064,132
	Short-Term Investments	176,211,023	-	-	176,211,023
	Total Investments in Securities	$5,893,275,155	$-	$-	$5,893,275,155

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.